United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: 11/30/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
November 30, 2017
Share Class | Ticker	A | TLRAX	B | TLRBX	C | TLRCX	R | FTRKX
	Institutional | FTRBX	Service | FTRFX	R6 | FTRLX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2016 through November 30, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (Unaudited)
The total return of Federated Total Return Bond Fund (the “Fund), based on net asset value for the 12-month reporting period ended November 30, 2017, was 3.82% for Class A Shares, 3.26% for Class B Shares, 3.29% for Class C Shares, 3.64% for Class R Shares, 4.39% for Institutional Shares, 4.08% for Service Shares and 4.40% for Class R6 Shares. The total return of the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB),1 the Fund's broad-based securities market index, was 3.21% for the same period. The total return of the Lipper Core Bond Funds Average (LCBFA),2 a peer group average for the Fund, was 3.37%. The Fund's and LCBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBAB.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BBAB were: (1) sector allocation; (2) security selection; (3) the effect of changing interest rates (referred to as “duration”);3,4 and (4) changes in the relative performance of bonds of different maturities (referred to as the “yield curve”).
The following discussion will focus on the performance of the Fund's Institutional Shares.
Market Overview
In a fairly rare occurrence, interest rates moved in different directions for shorter and longer maturities during the reporting period. 2-year Treasury yields rose from 1.11% to 1.78%, while 30-year Treasury yields fell from 3.03% to 2.83%. Short maturity rates increased in response to three 0.25% hikes in the federal funds target rate by the Federal Reserve (the “Fed”). The federal funds rate is the interest rate on overnight deposits held by financial institutions at Federal Reserve Banks and is a primary tool the Fed uses to implement monetary policy to achieve its Congressional mandates of maximum sustainable employment and stable inflation. The Fed raised the federal funds target rate in response to stronger economic growth both domestically and abroad, which has the potential to raise inflation to undesirable levels. Economic growth accelerated from the 2% trajectory it had been stuck in since the end of the Great Recession in 2009 to a 3% pace. This uptick in growth was driven primarily by consumer spending thanks to a 4.1% unemployment rate, a modest uptick in wages, the wealth effect derived from rising home prices and stock markets and expectations of tax cuts. Despite the Fed beginning the process of reducing its holdings of bonds in October, long-term rates declined slightly due primarily to sluggish inflation and strong demand from investors in Europe and Asia, where 10-year sovereign bonds yield just 0.37% in Germany and 0.04% in Japan.
Annual Shareholder Report

All sectors of the bond market outperformed Treasuries during the period. In general, the riskier sectors of the bond market generated the highest returns, led by emerging-market bonds and high-yield5 bonds. Other sectors that outperformed Treasuries, in order of excess return per unit of duration risk, were investment-grade corporate bonds, bank loans, trade finance loans, commercial mortgage-backed securities (CMBS),6 asset-backed securities and government agency mortgage-backed securities (MBS). These “spread” sectors of the bond market were supported by rising corporate profitability, low and stable default rates, little risk of a recession on the horizon, accommodative financial conditions despite the Fed's rate hikes, very subdued economic and financial market volatility, and expectations for tax cuts.
Sector Allocation
Sector allocation was one of the primary reasons the Fund outperformed the BBAB. The Fund was overweight high-yield and investment-grade corporate bonds for the entire reporting period, although the overweight positions were gradually reduced, reflecting diminished value as these sectors continued to get richer. The Fund maintained approximately 3.5% positions each in emerging-market bonds7 and CMBS, which also added to returns. The only sector that did not add much to returns relative to the BBAB Index was government agency MBS due to an underweight to this sector in the fall of 2017. Despite reduced reinvestment buying by the Fed, MBS outperformed thanks to very low levels of interest rate volatility (which reduces the prepayment risk to the investor) and strong buying from REITs.
security selection
Security selection overall also added value, particularly an overweight allocation to “BBB”-rated investment-grade corporate securities, an underweight allocation to underperforming GNMA and 15-year conventional MBS, a small allocation to agency mortgage risk transfer securities, a rebound in several Latin American bonds and good performance from select investment-grade energy and insurance companies. On the negative side of the ledger, a 3% position in Treasury Inflation Protection Securities lagged due to weak inflation in the face of continued Fed rate hikes. Also subtracting from returns were two underperforming trade finance loans and a position in Teva, which struggled due to increased price competition for its generic drugs.
Annual Shareholder Report

Duration
During the reporting period, duration positioning positively contributed to Fund performance, although to less of an extent than sector allocation and security selection. The Fund's interest rate sensitivity averaged 88% of the BBAB Index as interest rates with maturities of 10-years and less rose during the period. Interest rates and bond prices tend to move in opposite directions.
Yield curve
During the reporting period, yield curve positioning detracted from Fund performance. The Fund was positioned for longer maturity bonds to underperform shorter maturity bonds early in the period, when in fact longer maturities outperformed. The Fund recouped some but not all of its losses by correctly positioning for long maturities to outperform towards the end of the reporting period.
During the reporting period, the Fund used various types of derivative securities8 including futures, swaps, forward contracts and options to manage the Fund's duration, sector and currency exposures. These derivative positions were used both to hedge various risks as well as to position the Fund to benefit from changes in market conditions.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBAB.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCBFA.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
5	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
6	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
7	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging-market securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
8	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund (the “Fund”) from November 30, 2007 to November 30, 2017, compared to the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB)2 and the Lipper Core Bond Funds Average (LCBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of November 30, 2017
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 11/30/2017
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-0.86%	1.10%	3.52%
Class B Shares	-2.24%	1.12%	3.55%
Class C Shares	2.29%	1.51%	3.46%
Class R Shares	3.64%	1.87%	3.81%
Institutional Shares	4.39%	2.58%	4.57%
Service Shares	4.08%	2.27%	4.26%
Class R6 Shares[4]	4.40%	2.51%	4.46%
BBAB	3.21%	1.98%	3.99%
LCBFA	3.37%	1.87%	3.80%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BBAB and the LCBFA have been adjusted to reflect reinvestments of dividends on securities in the index and the average.
2	The BBAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's Class R6 Shares commenced operations on April 17, 2015. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund's Institutional Shares adjusted to reflect expenses of the Class R6 Shares for each year for which the gross expenses of Class R6 Shares would have exceeded the actual expenses paid by Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	46.8%
U.S. Treasury and Agency Securities	23.8%
Mortgage-Backed Securities[3]	14.4%
Trade Finance Agreements	4.0%
Commercial Mortgage-Backed Securities	1.9%
Asset-Backed Securities	1.7%
Floating Rate Loans	1.7%
Collateralized Mortgage Obligations	1.4%
Foreign Government Securities	1.4%
Agency Risk Transfer Security	0.4%
Municipal Securities	0.4%
Derivative Contracts[4]	0.0%
Other Security Types[5]	0.1%
Cash Equivalents[6]	3.9%
Other Assets and Liabilities—Net[7]	(1.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Other Security Types consist of common stock and exchange-traded funds.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2017
Principal Amount, Contracts or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—0.4%
		Structured Product (ABS)—0.4%
$6,480,000	[1]	Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 3.928%, (1-month USLIBOR +2.600%), 5/25/2024	$6,815,438
9,620,000	[1]	Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 4.328%, (1-month USLIBOR +3.000%), 7/25/2024	10,176,198
5,183,509	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 3.528%, (1-month USLIBOR +2.200%), 2/25/2024	5,330,964
1,650,784	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 2.978%, (1-month USLIBOR +1.650%), 4/25/2024	1,672,480
1,820,000	[1]	Structured Agency Credit Risk Debt Note, Series 2014DN1, Class M3, 5.828%, (1-month USLIBOR +4.500%), 2/25/2024	2,102,093
2,730,000	[1]	Structured Agency Credit Risk Debt Note, Series 2014DN2, Class M3, 4.928%, (1-month USLIBOR +3.600%), 4/25/2024	3,002,709
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $25,938,345)	29,099,882
		CORPORATE BONDS—37.8%
		Basic Industry - Chemicals—0.3%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,807,769
1,000,000		Dow Chemical Co., 4.25%, 11/15/2020	1,048,113
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	525,452
3,670,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,893,441
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	11,305,095
		TOTAL	19,579,870
		Basic Industry - Metals & Mining—0.8%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,838,770
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,564,673
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,176,177
6,640,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	7,171,200
4,380,000		Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,540,177
3,430,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,577,376
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,756,377
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	8,189,557
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,266,029
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	2,817,701
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	$2,303,451
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,465,092
9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	10,710,005
		TOTAL	61,376,585
		Basic Industry - Paper—0.3%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	2,953,537
7,500,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	7,695,063
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,580,742
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,425,764
57,000		Westvaco Corp., 7.65%, 3/15/2020	58,664
150,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	153,330
		TOTAL	19,867,100
		Capital Goods - Aerospace & Defense—1.0%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	9,083,504
500,000		Arconic, Inc., 5.87%, 2/23/2022	543,800
7,540,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	8,035,604
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,765,496
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,768,125
4,397,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,780,419
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,753,750
2,160,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	2,198,400
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/1/2027	6,492,466
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	3,950,993
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,566,850
400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	397,597
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.25%, 1/15/2028	7,421,657
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.151%, (3-month USLIBOR +1.735%), 2/15/2042	1,578,850
4,100,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/15/2027	4,157,511
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,869,540
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,177,451
		TOTAL	78,542,013
		Capital Goods - Building Materials—0.2%
3,000,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	2,993,520
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.55%, 10/1/2027	$5,252,504
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,439,532
1,670,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,836,081
		TOTAL	12,521,637
		Capital Goods - Construction Machinery—0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,694,122
4,200,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	4,179,707
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	82,780
1,000,000		John Deere Capital Corp., Sr. Unsecd. Note, 1.30%, 3/12/2018	999,196
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	506,259
		TOTAL	13,462,064
		Capital Goods - Diversified Manufacturing—0.9%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,134,471
9,700,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	9,543,248
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	195,371
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	387,048
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	224,323
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	153,556
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,300,729
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,702,267
1,745,000	[1]	General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 2.159%, (3-month USLIBOR +0.800%), 4/15/2020	1,756,590
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	588,313
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	400,087
2,500,000	[1]	General Electric Co., Sr. Unsecd. Note, Series MTN, 1.662%, (3-month USLIBOR +0.270%), 8/7/2018	2,503,006
2,000,000		Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,139,206
3,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	3,158,585
7,800,000		Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 3/1/2027	7,854,239
4,550,000		Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 4.10%, 3/1/2047	4,769,428
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	1,965,391
14,000,000		Siemens Financieringsmat, Sr. Unsecd. Note, Series 144A, 3.40%, 3/16/2027	14,284,273
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$1,400,000	Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	$1,556,009
1,000,000	United Technologies Corp., Sr. Unsecd. Note, 4.50%, 4/15/2020	1,051,744
3,900,000	Valmont Industries, Inc., 5.25%, 10/1/2054	3,987,405
2,674,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,914,292
6,365,000	Wabtec Corp., Sr. Unsecd. Note, 3.45%, 11/15/2026	6,209,289
	TOTAL	71,778,870
	Capital Goods - Packaging—0.1%
5,350,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,780,683
	Communications - Cable & Satellite—0.7%
8,875,000	CCO Safari II LLC, 4.908%, 7/23/2025	9,389,019
4,300,000	Comcast Corp., 3.375%, 2/15/2025	4,385,662
10,200,000	Comcast Corp., Sr. Unsecd. Note, 3.15%, 2/15/2028	10,088,310
6,610,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	6,440,812
3,000,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,824,681
2,325,000	NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	3,096,949
3,080,000	NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,110,110
7,000,000	Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	7,319,470
7,000,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,198,900
	TOTAL	54,853,913
	Communications - Media & Entertainment—1.5%
7,088,000	21st Century Fox America, Inc., 6.75%, 1/9/2038	9,188,749
600,000	21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	800,887
15,000,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	15,430,141
5,200,000	CBS Corp., 4.90%, 8/15/2044	5,345,179
4,170,000	CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	3,999,873
4,810,000	CBS Corp., Sr. Unsecd. Note, Series 144A, 3.70%, 6/1/2028	4,711,498
11,210,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	11,891,569
11,850,000	Grupo Televisa S.A., 6.625%, 3/18/2025	14,070,656
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	2,120,475
10,000,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,322,944
3,220,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,352,416
15,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,560,364
3,355,000	S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	3,527,612
6,250,000	S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	6,759,639
2,000,000	Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,384,547
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$4,610,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	$4,813,964
1,700,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,779,200
	TOTAL	116,059,713
	Communications - Telecom Wireless—0.3%
2,970,000	American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	3,133,558
3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,847,551
8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	8,810,048
2,370,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,486,351
5,500,000	TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	5,222,688
	TOTAL	23,500,196
	Communications - Telecom Wirelines—1.2%
2,500,000	AT&T, Inc., 5.60%, 5/15/2018	2,542,203
3,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,942,893
4,300,000	AT&T, Inc., Sr. Unsecd. Note, 3.90%, 8/14/2027	4,278,570
1,150,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	1,173,484
9,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	9,056,201
6,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.30%, 8/14/2058	6,014,422
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	2,220,425
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,793,787
12,000,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, Series 144A, 3.60%, 1/19/2027	12,074,903
2,000,000	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,108,308
5,240,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,674,327
5,000,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,396,168
3,925,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,326,517
5,740,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,230,294
5,250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,529,047
5,346,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 4/15/2049	5,558,861
3,900,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,320,276
6,030,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.25%, 3/16/2037	6,612,482
	TOTAL	91,853,168
	Consumer Cyclical - Automotive—1.0%
4,950,000	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,185,954
5,000,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,011,918
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$10,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	$9,884,034
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,595,200
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.134%, 8/4/2025	5,148,718
2,680,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	2,813,857
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,629,714
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	3,457,577
5,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.25%, 3/1/2026	5,710,222
3,400,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,378,711
6,300,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	6,291,103
7,620,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.65%, 7/13/2022	7,581,126
1,000,000	[1]	Paccar Financial Corp., Sr. Unsecd. Note, Series MTN, 1.916%, (3-month USLIBOR +0.600%), 12/6/2018	1,005,722
13,830,000		RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	13,898,833
		TOTAL	78,592,689
		Consumer Cyclical - Leisure—0.2%
12,000,000		Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	12,831,258
		Consumer Cyclical - Retailers—1.4%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,245,946
3,070,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	3,117,783
1,810,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,899,454
6,790,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	6,582,319
5,520,000		AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	5,565,717
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	6,898,903
405,192		CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	434,872
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,761,170
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,371,752
5,035,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	5,157,670
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,940,602
8,460,000		Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	8,788,966
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	4,941,633
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.80%, 9/14/2027	2,255,132
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	12,644,985
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,698,090
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$2,370,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	$2,384,951
6,150,000	Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	6,252,037
4,500,000	Tiffany & Co., Sr. Unsecd. Note, 4.90%, 10/1/2044	4,454,508
8,345,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	7,345,961
10,400,000	Wal-Mart Stores, Inc., 2.55%, 4/11/2023	10,424,100
	TOTAL	103,166,551
	Consumer Cyclical - Services—0.5%
10,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	10,293,030
5,130,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.15%, 8/22/2027	5,142,357
5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.875%, 8/22/2037	5,228,641
2,100,000	Boston University, Series MTNA, 7.625%, 7/15/2097	2,734,001
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,897,718
4,420,000	Visa, Inc., Sr. Unsecd. Note, 2.75%, 9/15/2027	4,340,814
3,300,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	3,363,766
	TOTAL	34,000,327
	Consumer Non-Cyclical - Food/Beverage—2.3%
250,000	Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	259,080
25,600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	26,305,087
6,000,000	Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/2046	6,788,412
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	3,233,405
2,000,000	Coca-Cola Co., 1.15%, 4/1/2018	1,997,252
250,000	Coca-Cola Co., 1.65%, 3/14/2018	250,101
1,000,000	Coca-Cola Company, Sr. Unsecd. Note, 3.30%, 9/1/2021	1,035,346
2,138,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	2,144,848
7,000,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	7,365,053
500,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.90%, 1/25/2018	499,933
14,590,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	14,121,429
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	5,073,362
3,250,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,371,915
8,100,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,602,789
5,920,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	6,047,504
2,810,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	3,046,202
10,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	10,200,759
9,690,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	9,378,698
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$11,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.40%, 8/15/2027	$11,094,513
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	5,494,320
3,170,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.00%, 7/15/2026	3,080,407
10,000,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.20%, 7/15/2046	9,940,752
6,945,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	6,759,511
6,100,000	PepsiCo, Inc., 2.75%, 4/30/2025	6,036,172
2,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.85%, 4/30/2020	1,990,302
3,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.45%, 4/14/2046	3,346,047
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	188,394
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	241,594
12,460,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	12,837,047
1,450,000	Tyson Foods, Inc., 5.15%, 8/15/2044	1,673,886
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	2,002,039
	TOTAL	174,406,159
	Consumer Non-Cyclical - Health Care—0.7%
3,035,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	3,065,579
4,750,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,944,266
2,455,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,472,572
6,170,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,174,084
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,722,348
11,590,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	12,319,061
3,000,000	C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	2,972,359
1,425,000	Humana, Inc., Sr. Unsecd. Note, 7.20%, 6/15/2018	1,464,365
12,390,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	12,654,245
4,525,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	4,402,454
	TOTAL	52,191,333
	Consumer Non-Cyclical - Pharmaceuticals—1.2%
9,050,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	9,242,936
4,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	4,542,080
2,500,000	AbbVie, Inc., Sr. Unsecd. Note, 3.20%, 5/14/2026	2,473,695
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,078,824
7,410,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,308,662
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	6,890,612
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,566,290
3,425,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,533,457
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$3,000,000	Celgene Corp., Sr. Unsecd. Note, 4.35%, 11/15/2047	$3,042,678
2,475,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,731,758
5,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.95%, 3/1/2027	4,890,327
6,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	6,287,294
4,460,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	4,741,560
1,000,000	Johnson & Johnson, 5.95%, 8/15/2037	1,358,189
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	524,075
1,900,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	1,870,908
10,160,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	9,779,473
10,560,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	8,824,389
7,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	5,324,462
	TOTAL	93,011,669
	Consumer Non-Cyclical - Products—0.2%
3,060,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.15%, 8/1/2027	3,008,776
3,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,524,264
500,000	Procter & Gamble Co., 2.30%, 2/6/2022	500,226
5,630,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.00%, 6/26/2027	5,507,624
	TOTAL	13,540,890
	Consumer Non-Cyclical - Supermarkets—0.2%
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,816,385
7,800,000	Kroger Co., Sr. Unsecd. Note, 4.45%, 2/1/2047	7,548,152
	TOTAL	11,364,537
	Consumer Non-Cyclical - Tobacco—0.2%
1,939,000	Altria Group, Inc., 9.25%, 8/6/2019	2,163,160
5,335,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	5,703,343
5,450,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	6,661,650
	TOTAL	14,528,153
	Energy - Independent—0.7%
9,610,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	10,700,076
5,000,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	5,045,814
12,630,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	13,016,276
7,615,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	7,749,477
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	$1,554,313
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,940,593
7,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	7,229,957
4,420,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.40%, 7/15/2027	4,541,494
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	860,021
		TOTAL	55,638,021
		Energy - Integrated—1.4%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,141,496
2,485,000		BP Capital Markets PLC, 3.119%, 5/4/2026	2,494,381
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,329,345
1,550,000	[1]	BP Capital Markets PLC, Floating Rate Note - Sr. Note, 1.959%, (3-month USLIBOR +0.630%), 9/26/2018	1,556,885
6,445,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	6,471,547
100,000		BP PLC, Deb., 8.75%, 3/1/2032	149,017
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	5,158,609
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,489,889
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,494,953
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,181,878
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	5,413,146
7,800,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	7,725,900
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,462,594
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,240,375
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	5,112,500
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	935,244
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,718,215
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.00%, 5/10/2046	3,101,410
14,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	15,012,382
2,108,000	[1]	Total Capital International SA, Sr. Unsecd. Note, 1.980%, (3-month USLIBOR +0.570%), 8/10/2018	2,115,855
		TOTAL	103,305,621
		Energy - Midstream—1.0%
2,220,000		Andeavor Logistics LP, Sr. Unsecd. Note, 4.25%, 12/1/2027	2,219,666
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	4,258,147
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	2,951,365
5,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	5,012,596
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$10,000,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	$10,607,364
6,250,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	6,660,997
1,110,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,184,869
400,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	427,485
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,818,249
5,870,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,760,022
5,910,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	6,016,084
8,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.95%, 7/13/2047	8,484,773
4,710,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	4,722,266
3,850,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,835,295
2,760,000	Williams Partners LP, 5.25%, 3/15/2020	2,927,695
5,700,000	Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	5,814,313
1,330,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,381,703
	TOTAL	75,082,889
	Energy - Oil Field Services—0.5%
4,515,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,577,082
6,130,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	5,900,125
1,750,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,666,875
239,000	Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	230,635
9,600,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	10,032,369
4,700,000	Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,936,583
250,000	Weatherford International Ltd., 5.125%, 9/15/2020	250,000
5,050,000	Weatherford International Ltd., 9.875%, 3/1/2039	5,277,250
2,910,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,233,425
	TOTAL	35,104,344
	Energy - Refining—0.3%
6,100,000	HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	6,778,310
10,200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	10,419,025
4,020,000	Valero Energy Corp., 7.50%, 4/15/2032	5,364,640
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	$2,604,547
		TOTAL	25,166,522
		Financial Institution - Banking—6.4%
9,995,000		American Express Co., 2.65%, 12/2/2022	9,954,811
7,210,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	7,455,507
6,200,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	6,357,583
3,690,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	3,686,286
7,500,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	7,661,794
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,493,192
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.393%, (3-month USLIBOR +1.070%), 3/22/2018	2,005,702
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	9,895,183
8,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	8,731,209
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	3,169,417
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	517,617
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,601,591
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,847,265
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	6,961,488
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.00%, 10/30/2028	1,684,016
16,230,000	[2]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	16,369,975
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,735,482
4,200,000		Capital One Bank, Series BKNT, 2.95%, 7/23/2021	4,230,984
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,804,111
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,125,395
4,280,000		Capital One Financial Corp., Sr. Sub. Note, 4.20%, 10/29/2025	4,386,984
7,940,000		Citigroup, Inc., 4.125%, 7/25/2028	8,155,556
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	2,970,262
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	3,964,489
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	7,051,343
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,147,782
9,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	9,890,224
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	$5,102,934
13,600,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	14,095,154
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,068,721
6,770,000		Comerica, Inc., 3.80%, 7/22/2026	6,847,153
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,542,819
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	6,030,986
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,991,583
500,000		Credit Suisse Group AG, Sub. Note, 5.40%, 1/14/2020	528,990
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,532,833
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	7,947,011
2,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, Series 1, 2.578%, (3-month USLIBOR +1.200%), 4/30/2018	2,007,964
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	3,996,530
5,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	5,164,869
5,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	5,744,129
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,082,531
2,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,189,307
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	12,024,135
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,060,886
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	5,126,258
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	543,957
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,445,968
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,159,279
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.90%, 5/25/2026	10,349,470
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,349,007
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,051,176
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,085,108
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,554,204
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,506,234
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,580,940
1,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note - Sr. Note, 2.267%, (3-month USLIBOR +0.900%), 1/25/2018	1,001,128
3,000,000	[1]	JPMorgan Chase & Co., Series MTN, 4.233%, (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021	3,068,700
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.30%, 4/1/2026	2,006,709
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.54%, 5/1/2028	$10,110,490
9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	9,271,268
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,693,079
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,073,725
10,000,000		JPMorgan Chase & Co., Sub. Note, 4.25%, 10/1/2027	10,589,204
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,124,773
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,178,276
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,011,375
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.50%, 5/18/2022	4,984,943
2,185,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.121%, (3-month USLIBOR +0.640%), 12/1/2021	2,173,850
2,000,000	[1]	Morgan Stanley, Floating Rate Note - Sr. Note, Series GMTN, 2.647%, (3-month USLIBOR +1.280%), 4/25/2018	2,008,794
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	6,439,615
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,613,474
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	549,609
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.937%, (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,067,500
10,000,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	10,154,019
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,471,932
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,586,248
5,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.55%, 12/9/2021	5,009,178
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,000,753
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,131,768
438,457	[3,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	268,542
9,410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	9,589,990
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,115,446
3,310,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	3,270,507
4,160,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	4,181,392
3,850,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	3,896,568
500,000		SunTrust Bank, Inc., Sub. Note, 6.00%, 2/15/2026	577,986
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	8,207,557
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,225,989
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	3,542,886
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,672,476
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$8,780,000	Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	$8,964,760
	TOTAL	484,399,893
	Financial Institution - Broker/Asset Mgr/Exchange—0.8%
7,925,000	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	8,602,106
2,645,000	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,582,448
6,740,000	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,345,578
2,300,000	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,471,106
2,810,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	2,916,649
3,000,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	3,163,827
2,810,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	3,048,220
1,190,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,337,508
4,040,000	Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	4,420,399
3,580,000	Stifel Financial Corp., 4.25%, 7/18/2024	3,678,471
4,890,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	4,962,756
12,000,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,456,848
5,085,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,360,295
	TOTAL	63,346,211
	Financial Institution - Finance Companies—0.5%
3,600,000	Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,601,089
1,235,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,367,802
3,140,000	Discover Financial Services, 5.20%, 4/27/2022	3,398,559
3,975,000	Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,098,792
9,147,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	9,122,334
573,000	GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	582,516
3,753,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	3,993,842
2,799,000	HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,126,209
250,000	International Lease Finance Corp., 5.875%, 8/15/2022	279,560
7,520,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,045,896
743,000	Susa Partnership LP, Deb., 7.50%, 12/1/2027	966,130
	TOTAL	38,582,729
	Financial Institution - Insurance - Health—0.2%
1,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,013,460
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—continued
$6,705,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	$7,057,971
2,295,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,634,592
4,795,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	4,835,990
	TOTAL	15,542,013
	Financial Institution - Insurance - Life—1.6%
3,600,000	AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,193,000
10,000,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,419,586
11,000,000	American International Group, Inc., 4.50%, 7/16/2044	11,555,220
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,746,672
2,500,000	American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,712,238
7,780,000	Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,534,314
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,178,046
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	8,158,320
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,690,500
10,000,000	MetLife, Inc., Sr. Unsecd. Note, 4.05%, 3/1/2045	10,236,779
300,000	MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	321,842
500,000	MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	517,353
11,450,000	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	15,110,670
5,060,000	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.30%, 10/24/2067	5,037,888
3,000,000	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,866,783
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,860,219
5,450,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	5,387,205
2,190,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,237,999
8,000,000	Prudential Financial, Inc., Series MTN, 5.10%, 8/15/2043	9,485,307
1,050,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,458,935
430,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	463,268
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,792,191
	TOTAL	117,964,335
	Financial Institution - Insurance - P&C—0.7%
1,000,000	Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,189,605
3,500,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,528,405
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$3,700,000	CNA Financial Corp., Sr. Unsecd. Note, 4.50%, 3/1/2026	$3,952,290
7,620,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,243,677
4,350,000	Chubb INA Holdings, Inc., 3.35%, 5/3/2026	4,438,204
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,803,663
1,000,000	Cincinnati Financial Corp., 6.92%, 5/15/2028	1,294,822
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,274,928
3,615,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,883,577
5,350,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,804,404
5,000,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,288,744
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,991,745
	TOTAL	55,694,064
	Financial Institution - REIT - Apartment—0.5%
12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	12,204,424
3,745,000	Mid-America Apartment Communities LP, 4.00%, 11/15/2025	3,873,902
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	5,234,725
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,972,230
2,100,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	2,235,888
9,900,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	10,184,211
2,100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.50%, 1/15/2028	2,092,418
	TOTAL	39,797,798
	Financial Institution - REIT - Healthcare—0.5%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	3,107,195
3,400,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,471,243
2,640,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,819,143
5,350,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,800,449
8,260,000	Healthcare Trust of America, 3.70%, 4/15/2023	8,481,354
3,200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.75%, 7/1/2027	3,186,021
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.95%, 1/15/2028	4,965,118
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	3,715,053
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.25%, 4/1/2026	2,622,854
	TOTAL	38,168,430
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—0.2%
$3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	$3,099,463
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	2,264,230
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,190,921
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	5,311,846
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,188,644
	TOTAL	18,055,104
	Financial Institution - REIT - Other—0.5%
4,610,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,714,165
2,660,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series F, 4.50%, 2/1/2026	2,796,817
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,276,611
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,169,296
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.75%, 11/1/2025	5,264,666
4,000,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,303,252
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,458,857
	TOTAL	37,983,664
	Financial Institution - REIT - Retail—0.4%
7,000,000	Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	7,187,461
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	8,268,252
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	1,563,102
3,840,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	3,870,658
3,910,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,697,084
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,618,304
	TOTAL	27,204,861
	Gaming—0.0%
250,000	GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	270,468
	Municipal Services—0.0%
774,637	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	879,021
1,480,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,627,060
	TOTAL	2,506,081
	Sovereign—0.1%
3,900,000	Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,241,718
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,011,725
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Sovereign—continued
$3,700,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	$4,830,609
	TOTAL	11,084,052
	Technology—2.1%
5,605,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,750,468
2,000,000	Apple, Inc., 3.45%, 5/6/2024	2,074,226
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,929,838
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.90%, 9/12/2027	6,917,939
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	10,640,764
1,970,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	2,085,701
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,028,272
1,407,000	BMC Software, Inc., 7.25%, 6/1/2018	1,424,588
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,111,067
4,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	3,991,501
250,000	Corning, Inc., 4.25%, 8/15/2020	261,492
1,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	2,036,896
10,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 6/15/2026	11,091,149
4,350,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	4,224,340
8,470,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	8,682,606
400,000	IBM Corp., 1.875%, 5/15/2019	399,734
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,539,179
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,842,018
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,320,213
3,895,000	Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	4,685,034
5,630,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	5,969,088
2,546,000	Microsoft Corp., 3.50%, 11/15/2042	2,546,458
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	2,555,595
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,040,850
7,420,000	Microsoft Corp., Sr. Unsecd. Note, 3.95%, 8/8/2056	7,757,484
4,890,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	5,002,396
7,000,000	Oracle Corp., 6.50%, 4/15/2038	9,691,175
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.50%, 5/15/2022	5,010,037
500,000	Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	507,359
6,370,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	6,322,562
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.95%, 12/1/2040	2,112,635
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	$2,139,011
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,832,845
4,730,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	4,858,941
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	8,311,677
	TOTAL	161,695,138
	Transportation - Airlines—0.0%
139,779	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	145,021
	Transportation - Railroads—0.4%
1,898,000	Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,944,419
9,840,000	Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	12,573,619
1,180,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,223,949
1,368,000	CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,608,746
5,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	4,957,147
1,850,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,543,043
5,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	5,897,549
1,425,000	Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,407,160
	TOTAL	32,155,632
	Transportation - Services—0.4%
2,690,000	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,885,987
6,325,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,270,865
16,750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	17,098,095
3,125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	3,084,163
2,940,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	3,016,827
	TOTAL	33,355,937
	Utility - Electric—2.5%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	3,290,098
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	3,035,116
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,144,261
3,760,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,885,480
850,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,056,189
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,801,076
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$6,120,000	Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	$6,469,874
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.75%, 9/1/2046	11,721,271
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,773,365
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	555,473
6,150,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	6,202,183
11,100,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	11,541,225
5,885,000	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,902,234
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.55%, 6/15/2026	3,956,369
5,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	6,010,708
3,330,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 5/25/2047	3,478,543
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	589,261
6,955,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.90%, 10/1/2024	6,902,642
7,100,000	Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,421,788
4,012,000	Exelon Corp., Sr. Unsecd. Note, 4.45%, 4/15/2046	4,294,866
9,760,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	9,434,257
5,400,000	Gulf Power Co., 4.55%, 10/1/2044	5,771,590
1,250,000	Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.10%, 5/15/2022	1,265,631
2,960,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	3,047,888
1,325,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,701,221
1,060,000	National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,066,496
8,040,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	8,595,352
6,308,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	6,781,185
4,970,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	5,078,487
2,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,067,373
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.95%, 3/30/2048	5,021,570
2,685,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,878,497
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	316,646
1,390,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,462,353
2,412,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,557,102
5,900,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,342,352
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$500,000		Public Service Co., CO, 1st Mtg. Bond, 5.125%, 6/1/2019	$521,796
8,300,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	8,084,298
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	519,891
7,550,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	7,445,583
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,980,346
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,569,068
5,700,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,852,253
		TOTAL	188,393,257
		Utility - Natural Gas—0.7%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	625,840
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,391,978
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	10,915,019
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	3,139,389
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,882,327
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.95%, 9/15/2027	2,843,728
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,988,775
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,439,783
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,495,956
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,268,693
2,380,000		Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,464,332
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	8,149,862
		TOTAL	49,605,682
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.95%, 10/1/2046	1,746,180
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,760,918,943)	2,868,803,325
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
8,351	[1]	FNMA ARM 681769, 2.865%, 1/01/2033	8,698
		Government National Mortgage Association—0.0%
568	[1]	GNMA2 ARM 8717, 2.25%, 10/20/2025	579
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		ADJUSTABLE RATE MORTGAGES—continued
		Government National Mortgage Association—continued
$1,775	[1]	GNMA2 ARM 80201, 30 Year, 2.265%, 5/20/2028	$1,814
		TOTAL	2,393
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,031)	11,091
		ASSET-BACKED SECURITIES—0.5%
		Auto Receivables—0.2%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	4,994,428
1,473,877		Drive Auto Receivables Trust 2016-BA, Class B, 2.56%, 6/15/2020	1,476,281
5,385,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	5,426,760
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	4,067,591
5,000,000		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.17%, 4/17/2023	5,022,237
		TOTAL	20,987,297
		Financial Institution - Finance Companies—0.0%
104,973		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	77,823
		Other—0.1%
5,000,660	[1]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.250%, (1-month USLIBOR +1.000%), 6/15/2028	5,025,911
		Student Loans—0.2%
5,355,752	[1]	SLMA 2013-B A2B, Class A2B, 2.350%, (1-month USLIBOR +1.100%), 6/17/2030	5,398,533
4,125,427		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	4,159,628
3,862,225		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.77%, 5/25/2026	3,882,750
		TOTAL	13,440,911
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $39,413,768)	39,531,942
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.9%
		Agency Commercial Mortgage-Backed Securities—0.3%
6,100,000		FREMF Mortgage Trust 2013-K25, Class B, 3.744%, 11/25/2045	6,235,170
11,890,000		FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	12,011,767
		TOTAL	18,246,937
		Commercial Mortgage—1.6%
6,425,000		Bank, Class A4, 3.488%, 11/15/2050	6,575,991
4,359,000		Bank, Class A5, 3.39%, 6/15/2060	4,427,282
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,520,757
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Commercial Mortgage—continued
$4,100,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	$4,243,171
10,800,000	Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,077,523
10,000,000	Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,479,879
5,200,000	Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,440,283
3,800,000	Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,879,379
1,500,000	Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,521,353
4,650,000	Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.89%, 9/10/2049	4,557,705
523,000	GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	553,738
8,030,000	GS Mortgage Securities Trust 2014-GC24, Class B, 4.641%, 9/10/2047	8,410,811
5,500,000	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,541,061
14,400,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,405,897
5,400,000	JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	5,616,024
9,350,000	Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	9,659,304
4,200,000	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,292,643
8,000,000	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,546,116
3,342,000	Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,409,871
8,000,000	WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,260,926
	TOTAL	123,419,714
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $141,134,175)	141,666,651
	U.S. TREASURY—23.6%
	U.S. Treasury Bonds—6.6%
9,693,630	U.S. Treasury Inflation-Protected Bond, 0.75%, 2/15/2045	9,360,300
8,178,400	U.S. Treasury Inflation-Protected Bond, 0.875%, 2/15/2047	8,164,559
75,520,000	United States Treasury Bond, 2.25%, 8/15/2046	66,769,196
34,160,000	United States Treasury Bond, 2.50%, 2/15/2045	31,968,165
Annual Shareholder Report

Principal Amount, Contracts or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Bonds—continued
$31,350,000		United States Treasury Bond, 2.50%, 5/15/2046	$29,264,686
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	118,573,919
40,000,000		United States Treasury Bond, 2.75%, 8/15/2047	39,300,168
20,000,000		United States Treasury Bond, 2.75%, 11/15/2047	19,662,500
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,398,225
52,000,000		United States Treasury Bond, 3.00%, 11/15/2044	53,718,553
37,250,000		United States Treasury Bond, 3.00%, 11/15/2045	38,446,418
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,071,836
14,760,000		United States Treasury Bond, 3.00%, 2/15/2047	15,237,235
17,000,000		United States Treasury Bond, 3.00%, 5/15/2047	17,549,596
33,650,000		United States Treasury Bond, 3.125%, 8/15/2044	35,563,645
5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	6,339,536
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,973,281
		TOTAL	499,361,818
		U.S. Treasury Notes—17.0%
11,275,446		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	11,220,864
4,164,880		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	4,136,132
43,612,400		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	43,327,977
13,735,808		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2022	13,663,753
33,465,138		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2024	32,878,651
47,460,411	[5]	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	45,876,439
58,905,776		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	59,061,357
121,400,000		United States Treasury Note, 1.00%, 10/15/2019	119,647,591
3,500,000		United States Treasury Note, 1.125%, 8/31/2021	3,384,744
70,000,000		United States Treasury Note, 1.25%, 1/31/2020	69,169,639
20,000,000		United States Treasury Note, 1.375%, 2/15/2020	19,800,152
4,590,000		United States Treasury Note, 1.375%, 9/30/2020	4,524,362
332,000,000		United States Treasury Note, 1.375%, 4/30/2021	325,109,273
20,260,000		United States Treasury Note, 1.375%, 8/31/2023	19,331,681
500,000		United States Treasury Note, 1.50%, 1/31/2022	488,529
4,300,000		United States Treasury Note, 1.625%, 7/31/2020	4,271,893
5,900,000		United States Treasury Note, 1.625%, 8/31/2022	5,764,924
18,300,000		United States Treasury Note, 1.625%, 11/15/2022	17,865,351
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	6,926,182
9,400,000		United States Treasury Note, 1.75%, 10/31/2020	9,359,837
5,500,000		United States Treasury Note, 1.75%, 5/31/2022	5,414,856
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	U.S. TREASURY—continued
	U.S. Treasury Notes—continued
$2,360,000	United States Treasury Note, 1.75%, 9/30/2022	$2,317,587
17,200,000	United States Treasury Note, 1.75%, 1/31/2023	16,847,297
98,000,000	United States Treasury Note, 1.875%, 9/30/2022	96,809,271
11,000,000	United States Treasury Note, 1.875%, 8/31/2024	10,710,400
18,700,000	United States Treasury Note, 2.00%, 11/30/2020	18,745,097
18,400,000	United States Treasury Note, 2.00%, 11/30/2022	18,277,093
23,000,000	United States Treasury Note, 2.00%, 6/30/2024	22,585,821
4,900,000	United States Treasury Note, 2.00%, 2/15/2025	4,793,387
4,350,000	United States Treasury Note, 2.00%, 8/15/2025	4,240,542
40,000,000	United States Treasury Note, 2.125%, 11/30/2024	39,515,624
18,655,000	United States Treasury Note, 2.125%, 8/31/2020	18,773,868
10,000,000	United States Treasury Note, 2.125%, 3/31/2024	9,908,984
1,065,000	United States Treasury Note, 2.25%, 11/15/2025	1,055,669
83,000,000	United States Treasury Note, 2.25%, 2/15/2027	81,840,025
80,000,000	United States Treasury Note, 2.25%, 8/15/2027	78,755,496
25,000,000	United States Treasury Note, 2.25%, 11/15/2027	24,634,765
15,840,000	United States Treasury Note, 2.375%, 8/15/2024	15,906,206
1,800,000	United States Treasury Note, 2.50%, 5/15/2024	1,822,922
	TOTAL	1,288,764,241
	TOTAL U.S. TREASURY (IDENTIFIED COST $1,798,204,664)	1,788,126,059
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
7,581	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	8,446
69,258	Federal Home Loan Mortgage Corp., Pool A53527, 5.50%, 10/1/2036	77,165
4,904	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	5,546
14,784	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	16,737
42,491	Federal Home Loan Mortgage Corp., Pool G12608, 5.00%, 4/1/2022	44,318
21,415	Federal Home Loan Mortgage Corp., Pool G13122, 5.00%, 4/1/2023	22,497
46,710	Federal Home Loan Mortgage Corp., Pool J03185, 5.50%, 8/1/2021	48,852
106,283	Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	111,783
95,728	Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	99,974
60,038	Federal Home Loan Mortgage Corp., Pool J09593, 4.50%, 5/1/2024	62,981
	TOTAL	498,299
	Federal National Mortgage Association—0.1%
7,867	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	9,182
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$17,473	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	$18,283
128,585	Federal National Mortgage Association, Pool 255767, 5.50%, 6/1/2025	141,536
45,595	Federal National Mortgage Association, Pool 256233, 6.00%, 5/1/2036	51,740
33,194	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	36,900
39,988	Federal National Mortgage Association, Pool 620613, 6.50%, 1/1/2032	45,535
4,213	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	4,233
34,938	Federal National Mortgage Association, Pool 725948, 5.50%, 10/1/2034	38,794
8,895	Federal National Mortgage Association, Pool 727437, 4.50%, 7/1/2018	8,948
120,922	Federal National Mortgage Association, Pool 735744, 6.00%, 8/1/2035	136,927
7,707	Federal National Mortgage Association, Pool 750440, 5.00%, 12/1/2018	7,799
6,817	Federal National Mortgage Association, Pool 752031, 5.00%, 10/1/2018	6,875
15,229	Federal National Mortgage Association, Pool 840859, 5.50%, 1/1/2036	16,946
24,208	Federal National Mortgage Association, Pool 852523, 5.50%, 2/1/2036	26,897
40,450	Federal National Mortgage Association, Pool 871234, 5.50%, 4/1/2036	44,976
10,740	Federal National Mortgage Association, Pool 892563, 6.00%, 7/1/2036	12,169
34,192	Federal National Mortgage Association, Pool 905427, 5.00%, 11/1/2021	35,515
28,728	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	32,044
156,410	Federal National Mortgage Association, Pool 934898, 4.50%, 7/1/2024	163,964
94,089	Federal National Mortgage Association, Pool 962914, 5.00%, 5/1/2038	102,520
1,419,948	Federal National Mortgage Association, Pool AB3546, 4.00%, 9/1/2031	1,498,091
747,394	Federal National Mortgage Association, Pool MA0695, 4.00%, 4/1/2031	787,824
	TOTAL	3,227,698
	Government National Mortgage Association—0.0%
5,381	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	5,994
3,064	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	3,485
3,106	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	3,571
6,911	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	7,869
6,164	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	6,787
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$9,399	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	$10,708
3,250	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	3,768
722	Government National Mortgage Association, Pool 2853, 7.50%, 12/20/2029	847
599	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	689
9,898	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	11,436
5,523	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	6,372
5,667	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	6,548
42,925	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	47,784
30,899	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	34,404
9,879	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	11,004
47,808	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	53,264
57,369	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	63,941
32,181	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	35,292
66,709	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	72,835
26,890	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	29,362
26,044	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	29,077
60,416	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	65,972
16,256	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	18,030
8,928	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	10,123
7,682	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	8,861
309	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	357
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$372	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	$428
658	Government National Mortgage Association, Pool 433749, 6.00%, 5/15/2028	737
2,030	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,350
58	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	68
75,919	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	86,397
1,581	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	1,815
1,456	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	1,624
12,601	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	14,776
50,665	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	58,993
40,564	Government National Mortgage Association, Pool 520429, 4.50%, 2/15/2020	41,391
3,155	Government National Mortgage Association, Pool 541578, 5.00%, 6/15/2033	3,477
5,589	Government National Mortgage Association, Pool 544007, 6.50%, 3/15/2031	6,452
151,930	Government National Mortgage Association, Pool 561082, 6.50%, 7/15/2031	176,282
296	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	342
2,113	Government National Mortgage Association, Pool 591976, 5.00%, 4/15/2033	2,311
11,473	Government National Mortgage Association, Pool 603010, 5.00%, 6/15/2033	12,553
798	Government National Mortgage Association, Pool 603145, 5.00%, 10/15/2018	807
22,536	Government National Mortgage Association, Pool 605775, 6.00%, 11/15/2034	25,720
36,498	Government National Mortgage Association, Pool 605777, 6.00%, 12/15/2034	41,657
3,335	Government National Mortgage Association, Pool 612418, 5.00%, 1/15/2019	3,384
490	Government National Mortgage Association, Pool 614968, 5.00%, 11/15/2018	497
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$62,448	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	$66,467
34,150	Government National Mortgage Association, Pool 619387, 6.00%, 9/15/2034	39,808
20,031	Government National Mortgage Association, Pool 626460, 5.00%, 1/15/2019	20,302
4,116	Government National Mortgage Association, Pool 633711, 6.00%, 9/15/2034	4,739
55,734	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	61,531
656,105	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	737,675
209,833	Government National Mortgage Association, Pool 650708, 5.50%, 1/15/2036	235,013
115,957	Government National Mortgage Association, Pool 652534, 5.50%, 4/15/2036	129,744
107,608	Government National Mortgage Association, Pool 680110, 5.00%, 4/15/2038	118,449
45,400	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	48,552
178,661	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	191,123
11,885	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	13,337
18,209	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	20,632
17,034	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	19,269
	TOTAL	2,737,082
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,959,677)	6,463,079
	MUNICIPAL BONDS—0.4%
	Municipal Services—0.4%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038	12,713,870
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35% Bonds, 6/15/2028	10,024,300
7,020,000	Washington State, UT GO Refunding Bonds (Series R-2018D), 5.00% Bonds, 8/1/2030	8,478,054
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $28,518,686)	31,216,224
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
	Commercial Mortgage—0.0%
$65,643	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.476%, 8/15/2039	$65,528
	Federal Home Loan Mortgage Corporation—0.0%
1,154,934	Federal Home Loan Mortgage Corp. REMIC 2780, Class TG, 5.00%, 4/15/2034	1,246,534
117,754	Federal Home Loan Mortgage Corp. REMIC 2922, Class QE, 5.00%, 5/15/2034	119,263
190,326	Federal Home Loan Mortgage Corp. REMIC 3051, Class MY, 5.50%, 10/15/2025	203,129
886,337	Federal Home Loan Mortgage Corp. REMIC 3113, Class QE, 5.00%, 2/15/2036	955,816
	TOTAL	2,524,742
	Federal National Mortgage Association—0.0%
6	Federal National Mortgage Association REMIC 1988-16, Class B, 9.50%, 6/25/2018	7
257	Federal National Mortgage Association REMIC 1989-35, Class G, 9.50%, 7/25/2019	265
23,849	Federal National Mortgage Association REMIC 2003-112, Class AN, 4.00%, 11/25/2018	23,972
2,000,000	Federal National Mortgage Association REMIC 2004-96, Class QD, 5.50%, 12/25/2034	2,237,217
	TOTAL	2,261,461
	Government National Mortgage Association—0.1%
2,813,165	Government National Mortgage Association REMIC 2004-11, Class QG, 5.00%, 2/16/2034	3,003,459
228,195	Government National Mortgage Association REMIC 2004-27, Class PC, 5.50%, 3/20/2034	233,820
	TOTAL	3,237,279
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,114,739)	8,089,010
	FOREIGN GOVERNMENTS/AGENCY—0.1%
	Sovereign—0.1%
9,300,000	Mexico, Government of, 4.75%, 3/8/2044 (IDENTIFIED COST $9,679,503)	9,499,950
	PURCHASED PUT OPTION—0.0%
37,313,460	JPM GBP PUT/USD CALL, Notional Amount $37,313,460, Exercise Price $1.34, Expiration Date 12/12/2017 (IDENTIFIED COST $217,537)	63,918
	INVESTMENT COMPANIES—36.3%[6]
29,466,008	Emerging Markets Core Fund	299,669,306
Annual Shareholder Report

Principal Amount, Contracts or Shares		Value
	INVESTMENT COMPANIES—continued[6]
12,842,954	Federated Bank Loan Core Fund	$129,456,978
150,230,830	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.23%[7]	150,245,853
134,247,165	Federated Mortgage Core Portfolio	1,314,279,744
39,487,217	Federated Project and Trade Finance Core Fund	359,333,673
78,868,512	High Yield Bond Portfolio	505,547,162
loan	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,692,173,599)	2,758,532,716
	TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $7,509,284,667)[8]	7,681,103,847
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[9]	(88,502,293)
	TOTAL NET ASSETS—100%	$7,592,601,554
Annual Shareholder Report

At November 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
10U.S. Treasury Note 5-Year Long Futures	1,200	$139,612,500	March 2018	$(433,950)
10U.S. Treasury Ultra 10-Year Long Futures	1,961	$261,150,047	March 2018	$(1,641,661)
[10]Euro-Bund Short Futures	684	$132,475,338	December 2017	$(197,223)
10U.S. Treasury Note 2-Year Short Futures	2,850	$611,057,813	March 2018	$225,088
10U.S. Treasury Note 10-Year Short Futures	3,300	$409,354,688	March 2018	$2,575,125
10U.S. Treasury Ultra Bond Short Futures	1,860	$306,667,500	March 2018	$3,778,828
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,306,207
At November 30, 2017, the Fund had the following outstanding foreign exchange contracts:
Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/4/2017	Citibank N.A.	37,350,000 BRL	$11,782,334	$(372,354)
12/8/2017	Citibank N.A.	5,820,000 AUD	$4,567,949	$(165,835)
12/8/2017	Citibank N.A.	6,210,000 CAD	$4,936,108	$(122,303)
12/8/2017	Citibank N.A.	13,200,000 EUR	$15,572,568	$141,893
12/8/2017	Citibank N.A.	13,880,000 GBP	$18,468,442	$304,699
12/8/2017	Barclays Bank PLC	1,525,322,595 JPY	$13,470,000	$85,059
12/8/2017	Bank of America N.A.	1,679,300,000 JPY	$14,969,024	$(45,616)
12/8/2017	Citibank N.A.	5,430,000 NZD	$3,808,857	$(97,701)
Contracts Sold:
12/4/2017	Citibank N.A.	18,539,565 BRL	$5,812,869	$149,253
12/4/2017	Citibank N.A.	18,810,435 BRL	$5,904,462	$158,098
12/8/2017	Citibank N.A.	5,820,000 AUD	$4,620,935	$218,820
12/8/2017	Citibank N.A.	6,210,000 CAD	$5,011,803	$197,999
12/8/2017	Citibank N.A.	13,200,000 EUR	$15,764,430	$49,969
12/8/2017	Citibank N.A.	13,880,000 GBP	$18,051,343	$(721,799)
12/8/2017	Bank of America N.A.	1,510,269,870 JPY	$13,470,000	$48,709
12/8/2017	Citibank N.A.	1,679,300,000 JPY	$15,309,534	$386,126
12/8/2017	Citibank N.A.	5,430,000 NZD	$3,877,340	$166,184
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$381,201
At November 30, 2017, the Fund had the following open swap contracts:
Credit Default Swaps
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2017[11]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Centrally Cleared Swaps:
Citigroup Global Markets, Inc.	Series 29 Investment Grade CDX Index	Sell	1.00%	12/20/2022	0.52%	$109,200,000	$(2,490,230)	$(2,208,820)	$(281,410)
Annual Shareholder Report

Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate a reference rate and spread in their description above.
2	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Partial payment received at last interest date.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
Annual Shareholder Report

6	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended November 30, 2017, were as follows:
	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	25,079,469	7,060,856	(2,674,317)
Federated Bank Loan Core Fund	11,188,254	1,654,700	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	29,197,826	1,235,354,267	(1,114,321,263)
Federated Mortgage Core Portfolio	160,628,695	14,026,796	(40,408,326)
Federated Project and Trade Finance Core Fund	36,232,401	3,254,816	—
High Yield Bond Portfolio	79,327,798	8,106,267	(8,565,553)
Total of Affiliated Transactions	341,654,443	1,269,457,702	(1,165,969,459)
Annual Shareholder Report

Balance of Shares Held 11/30/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income	Gain Distributions Received
29,466,008	$299,669,306	8,103,860	$(1,232,671)	$14,880,242	$2,018,689
12,842,954	$129,456,978	(330,334)	$—	$6,035,940	$—
150,230,830	$150,245,853	(2,342)	$(12,816)	$854,589	$—
134,247,165	$1,314,279,744	(2,335,487)	$(2,864,837)	$39,678,830	$—
39,487,217	$359,333,673	(7,511,257)	$—	$14,633,601	$—
78,868,512	$505,547,162	13,127,886	$188,818	$29,617,873	$—
445,142,686	$2,758,532,716	11,052,326	$(3,921,506)	$105,701,075	$2,018,689
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $7,538,516,976.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Non-income-producing security.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$29,099,882	$—	$29,099,882
Corporate Bonds	—	2,868,534,783	268,542	2,868,803,325
Adjustable Rate Mortgages	—	11,091	—	11,091
Asset-Backed Securities	—	39,531,942	—	39,531,942
Commercial Mortgage-Backed Securities	—	141,666,651	—	141,666,651
U.S. Treasury	—	1,788,126,059	—	1,788,126,059
Mortgage-Backed Securities	—	6,463,079	—	6,463,079
Municipal Bonds	—	31,216,224	—	31,216,224
Collateralized Mortgage Obligations	—	8,089,010	—	8,089,010
Foreign Government/Agency	—	9,499,950	—	9,499,950
Purchased Put Option	63,918	—	—	63,918
Investment Companies[1]	150,245,853	—	—	2,758,532,716
TOTAL SECURITIES	$150,309,771	$4,922,238,671	$268,542	$7,681,103,847
Annual Shareholder Report

Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Other Financial Instruments
Assets
Futures Contracts	$6,579,041	$—	$—	$6,579,041
Foreign Exchange Contracts	—	1,906,809	—	1,906,809
Swap Contracts	—	—	—	—
Liabilities
Futures Contracts	(2,272,834)	—	—	(2,272,834)
Foreign Exchange Contracts	—	(1,525,608)	—	(1,525,608)
Swap Contracts	—	(2,490,230)	—	(2,490,230)
TOTAL OTHER FINANCIAL INSTRUMENTS	$4,306,207	$(2,109,029)	$—	$2,197,178
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $2,608,286,863 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Security
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—Great British Pound
GMTN	—Global Medium Term Note
GO	—General Obligation
JPY	—Japanese Yen
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.63
Income From Investment Operations:
Net investment income	0.29	0.31	0.31	0.36	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	0.12	0.03	(0.33)	0.15	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.34	(0.02)	0.51	(0.14)
Less Distributions:
Distributions from net investment income	(0.29)	(0.32)	(0.31)	(0.36)	(0.32)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.32)	(0.32)	(0.32)	(0.41)	(0.48)
Net Asset Value, End of Period	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	3.82%	3.17%	(0.20)%	4.70%	(1.17)%
Ratios to Average Net Assets:
Net expenses	0.92%	0.92%	0.92%	0.91%	0.90%
Net investment income	2.69%	2.84%	2.85%	3.15%	2.90%
Expense waiver/reimbursement[3]	0.07%	0.08%	0.05%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$216,294	$358,016	$397,563	$437,711	$627,061
Portfolio turnover	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.63
Income From Investment Operations:
Net investment income	0.23	0.25	0.25	0.30	0.27
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	0.12	0.03	(0.33)	0.15	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.28	(0.08)	0.45	(0.20)
Less Distributions:
Distributions from net investment income	(0.23)	(0.26)	(0.25)	(0.30)	(0.26)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.26)	(0.26)	(0.26)	(0.35)	(0.42)
Net Asset Value, End of Period	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	3.26%	2.61%	(0.75)%	4.13%	(1.72)%
Ratios to Average Net Assets:
Net expenses	1.46%	1.47%	1.47%	1.46%	1.45%
Net investment income	2.15%	2.29%	2.30%	2.60%	2.37%
Expense waiver/reimbursement[3]	0.07%	0.08%	0.06%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,521	$19,723	$21,876	$25,222	$29,994
Portfolio turnover	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.63
Income From Investment Operations:
Net investment income	0.23	0.25	0.26	0.30	0.27
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	0.12	0.03	(0.33)	0.15	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.28	(0.07)	0.45	(0.20)
Less Distributions:
Distributions from net investment income	(0.23)	(0.26)	(0.26)	(0.30)	(0.26)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.26)	(0.26)	(0.27)	(0.35)	(0.42)
Net Asset Value, End of Period	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	3.29%	2.64%	(0.72)%	4.16%	(1.70)%
Ratios to Average Net Assets:
Net expenses	1.43%	1.43%	1.45%	1.44%	1.44%
Net investment income	2.18%	2.32%	2.33%	2.63%	2.37%
Expense waiver/reimbursement[3]	0.05%	0.05%	0.04%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,399	$90,932	$93,405	$106,743	$128,215
Portfolio turnover	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.64
Income From Investment Operations:
Net investment income	0.27	0.29	0.29	0.35	0.32
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	0.12	0.03	(0.32)	0.15	(0.48)
TOTAL FROM INVESTMENT OPERATIONS	0.39	0.32	(0.03)	0.50	(0.16)
Less Distributions:
Distributions from net investment income	(0.27)	(0.30)	(0.30)	(0.35)	(0.31)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.30)	(0.30)	(0.31)	(0.40)	(0.47)
Net Asset Value, End of Period	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	3.64%	2.99%	(0.36)%	4.59%	(1.39)%
Ratios to Average Net Assets:
Net expenses	1.09%	1.09%	1.08%	1.02%	1.05%
Net investment income	2.51%	2.66%	2.70%	3.04%	2.78%
Expense waiver/reimbursement[3]	0.05%	0.05%	0.04%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,603	$61,863	$64,555	$60,748	$72,495
Portfolio turnover	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.64
Income From Investment Operations:
Net investment income	0.35	0.37	0.37	0.42	0.39
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	0.12	0.03	(0.33)	0.15	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.40	0.04	0.57	(0.08)
Less Distributions:
Distributions from net investment income	(0.35)	(0.38)	(0.37)	(0.42)	(0.39)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.38)	(0.38)	(0.38)	(0.47)	(0.55)
Net Asset Value, End of Period	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	4.39%	3.74%	0.35%	5.27%	(0.72)%
Ratios to Average Net Assets:
Net expenses	0.37%	0.37%	0.38%	0.36%	0.35%
Net investment income	3.23%	3.38%	3.41%	3.69%	3.46%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.08%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,713,188	$5,519,156	$5,158,561	$4,899,216	$3,866,053
Portfolio turnover	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.79	$10.77	$11.11	$11.01	$11.64
Income From Investment Operations:
Net investment income	0.31	0.34	0.34	0.38	0.35
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	0.13	0.03	(0.33)	0.16	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	0.44	0.37	0.01	0.54	(0.12)
Less Distributions:
Distributions from net investment income	(0.32)	(0.35)	(0.34)	(0.39)	(0.35)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	(0.03)	(0.00)[1]	(0.01)	(0.05)	(0.16)
TOTAL DISTRIBUTIONS	(0.35)	(0.35)	(0.35)	(0.44)	(0.51)
Net Asset Value, End of Period	$10.88	$10.79	$10.77	$11.11	$11.01
Total Return[2]	4.08%	3.43%	0.04%	4.96%	(1.01)%
Ratios to Average Net Assets:
Net expenses	0.67%	0.67%	0.67%	0.66%	0.65%
Net investment income	2.94%	3.09%	3.10%	3.40%	3.16%
Expense waiver/reimbursement[3]	0.28%	0.28%	0.28%	0.29%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$503,342	$555,265	$627,642	$754,344	$817,990
Portfolio turnover	23%	33%	30%	36%	31%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,		Period Ended 11/30/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$10.78	$10.77	$11.18
Income From Investment Operations:
Net investment income	0.36	0.38	0.23
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	0.11	0.01	(0.41)
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.39	(0.18)
Less Distributions:
Distributions from net investment income	(0.35)	(0.38)	(0.23)
Distributions from net realized gain on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	(0.03)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.38)	(0.38)	(0.23)
Net Asset Value, End of Period	$10.87	$10.78	$10.77
Total Return[3]	4.40%	3.65%	(1.58)%
Ratios to Average Net Assets:
Net expenses	0.36%	0.36%	0.37%[4]
Net investment income	3.20%	3.39%	3.49%[4]
Expense waiver/reimbursement[5]	0.05%	0.05%	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,016,255	$122,349	$9,104
Portfolio turnover	23%	33%	30%[6]
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to November 30, 2015.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2015.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2017
Assets:
Investment in securities, at value including $2,758,532,716 of investment in affiliated holdings (identified cost $7,509,284,667)		$7,681,103,847
Cash		33,810
Cash denominated in foreign currencies (identified cost $89,509)		88,809
Income receivable		45,516,148
Receivable for shares sold		7,568,243
Unrealized appreciation on foreign exchange contracts		1,906,809
Receivable for daily variation margin on futures contracts		1,083,937
TOTAL ASSETS		7,737,301,603
Liabilities:
Payable for investments purchased	$113,070,032
Payable for shares redeemed	23,943,648
Unrealized depreciation on foreign exchange contracts	1,525,608
Income distribution payable	4,538,514
Due to broker for centrally cleared swap contracts	12,608
Payable for variation margin on centrally cleared swap contracts	35,973
Payable to adviser (Note 5)	51,004
Payable for administrative fees (Note 5)	16,705
Payable for distribution services fee (Note 5)	152,116
Payable for other service fees (Notes 2 and 5)	175,826
Accrued expenses (Note 5)	1,178,015
TOTAL LIABILITIES		144,700,049
Net assets for 698,004,373 shares outstanding		$7,592,601,554
Net Assets Consist of:
Paid-in capital		$7,465,410,839
Net unrealized appreciation of investments, futures contracts, swap contracts, foreign exchange contracts and translation of assets and liabilities in foreign currency		176,224,478
Accumulated net realized loss on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions		(51,515,351)
Undistributed net investment income		2,481,588
TOTAL NET ASSETS		$7,592,601,554
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($216,293,935 ÷ 19,885,876 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.88
Offering price per share (100/95.50 of $10.88)	$11.39
Redemption proceeds per share	$10.88
Class B Shares:
Net asset value per share ($14,521,314 ÷ 1,335,087 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.88
Offering price per share	$10.88
Redemption proceeds per share (94.50/100 of $10.88)	$10.28
Class C Shares:
Net asset value per share ($75,398,513 ÷ 6,932,219 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.88
Offering price per share	$10.88
Redemption proceeds per share (99.00/100 of $10.88)	$10.77
Class R Shares:
Net asset value per share ($53,603,012 ÷ 4,927,600 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.88
Offering price per share	$10.88
Redemption proceeds per share	$10.88
Institutional Shares:
Net asset value per share ($5,713,187,938 ÷ 525,194,723 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.88
Offering price per share	$10.88
Redemption proceeds per share	$10.88
Service Shares:
Net asset value per share ($503,341,507 ÷ 46,271,918 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.88
Offering price per share	$10.88
Redemption proceeds per share	$10.88
Class R6 Shares:
Net asset value per share ($1,016,255,335 ÷ 93,456,950 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.87
Offering price per share	$10.87
Redemption proceeds per share	$10.87
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2017
Investment Income:
Interest			$151,929,086
Dividends received from affiliated holdings (see footnotes to Portfolio of Investments)			105,701,075
Net income on securities loaned			108,841
TOTAL INCOME			257,739,002
Expenses:
Investment adviser fee (Note 5)		$21,504,739
Administrative fee (Note 5)		5,664,823
Custodian fees		235,847
Transfer agent fee (Note 2)		3,915,763
Directors'/Trustees' fees (Note 5)		63,013
Auditing fees		34,386
Legal fees		9,654
Portfolio accounting fees		310,719
Distribution services fee (Note 5)		3,138,889
Other service fees (Notes 2 and 5)		2,344,704
Share registration costs		182,006
Printing and postage		163,678
Taxes		64,300
Miscellaneous (Note 5)		105,946
TOTAL EXPENSES		37,738,467
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,613,759)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(3,169,188)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,782,947)
Net expenses			30,955,520
Net investment income			226,783,482
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(3,921,506) on sales of investments in affiliated holdings)	$16,777,016
Net realized loss on foreign currency transactions	(30,676)
Net realized gain on foreign exchange contracts	1,500,948
Net realized loss on futures contracts	(27,378,620)
Net realized gain on written options	948,221
Net realized loss on swap contracts	(2,264,278)
Realized gain distribution from affiliated investment company shares	2,018,689
Net change in unrealized appreciation of investments (including change in unrealized appreciation of $11,052,326 on investments in affiliated holdings)	75,368,126
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	14,988
Net change in unrealized appreciation of foreign exchange contracts	(1,114,076)
Net change in unrealized appreciation of futures contracts	3,228,587
Net change in unrealized appreciation of swap contracts	(950,926)
Net realized and unrealized gain on investments, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	68,117,999
Change in net assets resulting from operations	$294,901,481
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$226,783,482	$215,102,681
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, written options, swap contracts, foreign exchange contracts and foreign currency transactions	(8,428,700)	6,864,220
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts, foreign exchange contracts and translation of assets and liabilities in foreign currency	76,546,699	(3,681,645)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	294,901,481	218,285,256
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,848,475)	(11,015,860)
Class B Shares	(369,467)	(510,794)
Class C Shares	(1,795,938)	(2,263,023)
Class R Shares	(1,465,492)	(1,756,281)
Institutional Shares	(183,990,351)	(181,727,018)
Service Shares	(15,453,023)	(18,773,755)
Class R6 Shares	(16,648,537)	(3,752,380)
Distributions from net realized gain on investments, futures contracts, swap contracts, foreign exchange contracts and foreign currency transactions
Class A Shares	(751,134)	(102,785)
Class B Shares	(40,753)	(5,679)
Class C Shares	(186,808)	(24,357)
Class R Shares	(129,933)	(16,747)
Institutional Shares	(11,739,161)	(1,326,452)
Service Shares	(1,126,436)	(159,786)
Class R6 Shares	(263,875)	(26,914)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(242,809,383)	(221,461,831)
Annual Shareholder Report

Statement of Changes in Net Assets–continued
Year Ended November 30	2017	2016
Share Transactions:
Proceeds from sale of shares	3,159,816,153	2,253,198,879
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Core Bond Fund	147,842,869	—
Net asset value of shares issued to shareholders in payment of distributions declared	191,976,520	173,294,048
Cost of shares redeemed	(2,686,430,869)	(2,068,717,199)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	813,204,673	357,775,728
Change in net assets	865,296,771	354,599,153
Net Assets:
Beginning of period	6,727,304,783	6,372,705,630
End of period (including undistributed net investment income of $2,481,588 and $2,178,159, respectively)	$7,592,601,554	$6,727,304,783
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2017
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On January 27, 2017, the Fund acquired all of the net assets of Hancock Horizon Core Bond Fund, an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Hancock Horizon Core Bond Fund's shareholders on January 26, 2017. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Hancock Horizon Core Bond Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Hancock Horizon Core Bond Fund Investment Shares exchanged, a shareholder received 1.466 shares of the Fund's Service Shares.
For every one share of Hancock Horizon Core Bond Fund Class C Shares exchanged, a shareholder received 1.475 shares of the Fund's Service Shares.
For every one share of Hancock Horizon Core Bond Fund Institutional Shares exchanged, a shareholder received 1.470 shares of the Fund's Institutional Shares.
The Fund received net assets from Hancock Horizon Core Bond Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Hancock Horizon Core Bond Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
13,689,155	$147,842,869	$(3,632,817)	$6,714,346,778	$6,862,189,647
1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
Annual Shareholder Report

Assuming the acquisition had been completed on December 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2017, were as follows:
Net investment income*	$227,525,206
Net realized and unrealized gain on investments	71,633,220
Net increase in net assets resulting from operations	$299,158,426
*	Net investment income includes $83,540 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Hancock Horizon Core Bond Fund that have been included in the Fund's Statement of Operations as of November 30, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The Fund had invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which was a limited partnership established under the laws of the
Annual Shareholder Report

state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $6,782,947 is disclosed in various locations in this Note 2 and Note 5. For the year ended November 30, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$282,607	$(51,773)
Class B Shares	24,175	(4,103)
Class C Shares	70,100	—
Class R Shares	140,798	—
Institutional Shares	3,080,613	(1,926,683)
Service Shares	264,154	(145,037)
Class R6 Shares	53,316	—
TOTAL	$3,915,763	$(2,127,596)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$810,473
Class B Shares	42,265
Class C Shares	202,626
Service Shares	1,289,340
TOTAL	$2,344,704
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to seek to increase return and to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2017 is $109,200,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Annual Shareholder Report

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA). Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $57,353,846. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country, currency, duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,018,637,866 and $1,247,539,494, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,572,085 and $1,211,126, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of November 30, 2017, the Fund had no outstanding securities on loan.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to seek to increase income and manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2017, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $84,205 and $47,035, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$4,306,207*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$1,906,809	Unrealized depreciation on foreign exchange contracts	$1,525,608
Foreign exchange contracts	Total investment in securities, at value- options	$63,918		$—
Credit contracts		$—	Payable for variation margin on centrally cleared swap contracts	$35,973
Credit contracts		$—	Due to broker for centrally cleared swap contracts	$12,608
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$6,276,934		$1,574,189
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[1]	Total
Interest rate contracts	$—	$(27,378,620)	$—	$(131,750)	$(27,510,370)
Foreign exchange contracts	—	—	1,500,948	(437,232)	1,063,716
Credit contracts	(2,264,278)	—	—	—	(2,264,278)
TOTAL	$(2,264,278)	$(27,378,620)	$1,500,948	$(568,982)	$(28,710,932)
1	The net realized gain (loss) on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[2]	Total
Interest rate contracts	$—	$3,228,587	$—	$—	$3,228,587
Foreign exchange contracts	—	—	(1,114,076)	(153,619)	(1,267,695)
Credit contracts	(950,926)	—	—	—	(950,926)
TOTAL	$(950,926)	$3,228,587	$(1,114,076)	$(153,619)	$1,009,966
2	The net change of unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. Capital Stock
The following tables summarize capital stock activity:
Year Ended November 30	2017		2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,506,583	$49,026,437	6,619,609	$72,154,592
Shares issued to shareholders in payment of distributions declared	840,583	9,135,695	975,293	10,622,192
Shares redeemed	(18,643,619)	(202,557,730)	(11,330,941)	(123,285,168)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(13,296,453)	$(144,395,598)	(3,736,039)	$(40,508,384)

Year Ended November 30	2017		2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	71,818	$779,997	336,574	$3,627,718
Shares issued to shareholders in payment of distributions declared	35,571	386,448	43,103	469,437
Shares redeemed	(600,040)	(6,520,628)	(583,082)	(6,355,534)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(492,651)	$(5,354,183)	(203,405)	$(2,258,379)
Annual Shareholder Report

Year Ended November 30	2017		2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,084,046	$11,788,002	2,129,382	$23,082,408
Shares issued to shareholders in payment of distributions declared	168,754	1,833,745	190,202	2,071,931
Shares redeemed	(2,747,378)	(29,855,233)	(2,565,488)	(27,915,488)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,494,578)	$(16,233,486)	(245,904)	$(2,761,149)

Year Ended November 30	2017		2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,292,749	$14,059,228	1,411,093	$15,333,669
Shares issued to shareholders in payment of distributions declared	132,707	1,442,494	146,860	1,600,285
Shares redeemed	(2,229,967)	(24,253,534)	(1,818,836)	(19,820,370)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(804,511)	$(8,751,812)	(260,883)	$(2,886,416)

Year Ended November 30	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	185,784,165	$2,021,155,500	170,243,864	$1,864,060,426
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Core Bond Fund	12,255,457	132,358,939	—	—
Shares issued to shareholders in payment of distributions declared	14,081,583	153,130,057	12,931,099	141,011,442
Shares redeemed	(198,331,309)	(2,158,582,250)	(150,677,225)	(1,637,049,793)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,789,896	$148,062,246	32,497,738	$368,022,075

Year Ended November 30	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,422,909	$113,337,058	13,206,760	$142,903,070
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Core Bond Fund	1,433,697	15,483,930	—	—
Shares issued to shareholders in payment of distributions declared	1,284,249	13,962,205	1,487,442	16,206,076
Shares redeemed	(18,318,938)	(198,921,634)	(21,512,081)	(233,496,443)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(5,178,083)	$(56,138,441)	(6,817,879)	$(74,387,297)
Annual Shareholder Report

Year Ended November 30	2017		2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	87,029,209	$949,669,931	12,293,513	$132,036,996
Shares issued to shareholders in payment of distributions declared	1,107,707	12,085,876	120,249	1,312,685
Shares redeemed	(6,024,640)	(65,739,860)	(1,914,571)	(20,794,403)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	82,112,276	$896,015,947	10,499,191	$112,555,278
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	74,635,896	$813,204,673	31,732,819	$357,775,728
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, short-term capital gain received from a registered investment company, swap income and gains on sale, and capital loss carryforwards acquired in a merger.
For the year ended November 30, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$4,269,098	$2,091,230	$(6,360,328)
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$228,571,283	$219,799,111
Long-term capital gains	$14,238,100	$1,662,720
As of November 30, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,260,976
Net unrealized appreciation	$135,194,724
Capital loss carryforwards	$(10,264,985)
Straddle loss deferrals	$(7,330,649)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, mark to market of derivative instruments and deferral of straddle loss.
Annual Shareholder Report

At November 30, 2017, the cost of investments for federal tax purposes was $7,538,516,976. The net unrealized appreciation of investments for federal tax purposes was $135,256,222. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $201,445,744 and net unrealized depreciation from investments for those securities having an excess of cost over value of $66,189,522. The amounts presented are inclusive of derivative contracts.
At November 30, 2017, the Fund had a capital loss carryforward of $10,264,985 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$9,094,133	$1,170,852	$10,264,985
At November 30, 2017, for federal income tax purposes, the Fund had $7,330,649 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2017, the Adviser voluntarily waived $3,524,458 of its fee and reimbursed $2,127,596 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2017, the Adviser reimbursed $89,301.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Annual Shareholder Report

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$812,987	$—
Class B Shares	126,795	—
Class C Shares	609,361	—
Class R Shares	287,755	—
Service Shares	1,301,991	(1,041,592)
TOTAL	$3,138,889	$(1,041,592)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2017, FSC retained $1,248,982 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2017, FSC retained $26,246 in sales charges from the sale of Class A Shares. FSC also retained $1,457, $27,359 and $6,604 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2017, FSSC received $44,324 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2018 , total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.47%, 1.47%, 1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2017, were as follows:
Purchases	$1,061,165,129
Sales	$1,035,689,584
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC
Annual Shareholder Report

if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of November 30, 2017, the Fund had no outstanding loans. During the year ended November 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2017, there were no outstanding loans. During the year ended November 30, 2017, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective December 1, 2017, Class B Shares were closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares will be closed to exchanges from Class B Shares of other Federated Funds and to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains).
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2017, the amount of long-term capital gains designated by the Fund was $14,238,100.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF federated total return bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Total Return Series, Inc.), at November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 24, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 to November 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2017	Ending Account Value 11/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,009.20	$4.63
Class B Shares	$1,000	$1,006.50	$7.34
Class C Shares	$1,000	$1,006.70	$7.14
Class R Shares	$1,000	$1,008.40	$5.44
Institutional Shares	$1,000	$1,012.00	$1.87
Service Shares	$1,000	$1,010.50	$3.38
Class R6 Shares	$1,000	$1,011.10	$1.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.66
Class B Shares	$1,000	$1,017.80	$7.39
Class C Shares	$1,000	$1,018.00	$7.18
Class R Shares	$1,000	$1,019.70	$5.47
Institutional Shares	$1,000	$1,023.20	$1.88
Service Shares	$1,000	$1,021.70	$3.40
Class R6 Shares	$1,000	$1,023.30	$1.83
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.46%
Class C Shares	1.42%
Class R Shares	1.08%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28142 (1/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $98,550

Fiscal year ended 2016 - $95,200

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $2,686

Fiscal year ended 2016 - $0

Fiscal year ended 2017- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $2,364 respectively. Fiscal year ended 2016- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:,

Fiscal year ended 2017 - $167,508

Fiscal year ended 2016 - $223,469

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC issued another no-action letter to Fidelity Management & Research Company et al extending the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter (the “Letters”).

If it were to be determined that the relief available under the Letters was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 23, 2018